Debt - Face Value of Outstanding Debt (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Carrying amount of outstanding debt	$ 3,088,000	$ 3,729,665	$ 3,444,159
Face value of total debt outstanding	3,102,208	3,750,911
Less current portion of debt outstanding	(22,418)	(86,117)	(23,232)
Face value of outstanding debt	3,079,790	3,664,794
Senior Secured Credit [Member] | Term Loan B [Member]
Debt Instrument [Line Items]
Rate	L+3.00%	L+4.00%
Rate		4.00%
Rate		5.25%
Debt Instrument, maturity date	Feb. 19, 2019	Feb. 19, 2019
Carrying amount of outstanding debt		1,747,378
Face value of outstanding debt	1,743,938	1,757,250
Senior Secured Credit [Member] | Term Loan B [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Rate	3.00%	4.00%
Senior Secured Credit [Member] | Term Loan B Incremental Term Loan Facility [Member]
Debt Instrument [Line Items]
Rate	L+3.00%	L+3.50%
Rate		3.50%
Rate		4.50%
Debt Instrument, maturity date	Feb. 19, 2019	Feb. 19, 2019
Carrying amount of outstanding debt		349,125
Face value of outstanding debt	346,500	349,125
Senior Secured Credit [Member] | Term Loan B Incremental Term Loan Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Rate	3.00%	3.50%
Senior Secured Credit [Member] | Term Loan C [Member]
Debt Instrument [Line Items]
Rate	L+2.50%	L+3.00%
Rate		3.00%
Rate		4.00%
Debt Instrument, maturity date	Dec. 31, 2017	Dec. 31, 2017
Carrying amount of outstanding debt		360,477
Face value of outstanding debt	49,313	361,250
Senior Secured Credit [Member] | Term Loan C [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Rate	2.50%	3.00%
Senior Secured Credit [Member] | Revolver L Plus Two Point Seven Five Percent Two Thousand Nineteen [Member]
Debt Instrument [Line Items]
Rate	L+2.75%
Debt Instrument, maturity date	Feb. 19, 2019
Carrying amount of outstanding debt	0	0
Senior Secured Credit [Member] | Revolver L Plus Two Point Seven Five Percent Two Thousand Nineteen [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Rate	2.75%
Senior Secured Credit [Member] | Revolver L Plus Three Point Two Five Percent Two Thousand Eighteen [Member]
Debt Instrument [Line Items]
Rate	L+3.25%
Debt Instrument, maturity date	Feb. 19, 2018
Carrying amount of outstanding debt	0	0
Senior Secured Credit [Member] | Revolver L Plus Three Point Two Five Percent Two Thousand Eighteen [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Rate	3.25%
Senior unsecured notes due 2016 [Member] | 8.35% Due 2016 [Member]
Debt Instrument [Line Items]
Rate	8.35%	8.35%
Debt Instrument, maturity date	Mar. 31, 2016	Mar. 15, 2016
Carrying amount of outstanding debt		389,321	385,099
Face value of outstanding debt	400,000	400,000
Senior secured notes due 2019 [Member] | 8.50% Due 2019 [Member]
Debt Instrument [Line Items]
Rate	8.50%	8.50%
Debt Instrument, maturity date	May 15, 2019	May 15, 2019
Carrying amount of outstanding debt	480,000	799,823	801,712
Mortgage Facility [Member] | 5.80% Due 2017 [Member]
Debt Instrument [Line Items]
Rate	5.80%	5.80%
Debt Instrument, maturity date	Mar. 31, 2017	Mar. 31, 2017
Carrying amount of outstanding debt		83,541	84,340
Face value of outstanding debt	$ 82,457	$ 83,286